SCHEDULE OF LOSS PER SHARE BEFORE AND AFTER THE RETROSPECTIVE ADJUSTMENTS (Details) - $ / shares		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Net loss per share attributable to ordinary shareholders- basic	[1]	$ (1.63)	$ (0.45)
Net loss per share attributable to ordinary shareholders- diluted	[1]	$ (1.63)	$ (0.45)
Weighted average shares used in calculating net loss per share - basic	[1]	3,838,370	3,124,352
Weighted average shares used in calculating net loss per share - diluted	[1]	3,838,370	3,124,352
Previously Reported [Member]
Net loss per share attributable to ordinary shareholders- basic			$ (0.02)
Net loss per share attributable to ordinary shareholders- diluted			$ (0.02)
Weighted average shares used in calculating net loss per share - basic			93,730,569
Weighted average shares used in calculating net loss per share - diluted			93,730,569

[1]	The shares and per share data are presented on a retroactive basis to reflect the Share Combination(Note 1).